Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of respect of lease liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Respect of Lease Liability [Abstract]
Beginning balance	$ 1,140
Additions during the year:
New leases	827	654
Business combination		501
Lease payments	(578)	(68)
Interest expense	83	26
CPI and revaluation differences	(85)	27
Ending balance	1,387	1,140
Current lease liability	519	319
Non-current lease liability	$ 868	$ 821